Income tax, Summary (Details) - GBP (£)		12 Months Ended
	May 24, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax rate [Abstract]
Deferred tax asset, unrecognised		£ 58,093,000	£ 30,827,000
Tax credit increase		49,283,000	33,852,000
Unused tax credits [Member]
Tax rate [Abstract]
Deferred tax asset, recognised		£ 2,575,000	£ 2,230,000
UK [Member]
Tax rate [Abstract]
Tax rate	25.00%	19.00%	19.00%	19.00%